Consolidated statements of income and comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	R$ 3,304,329	R$ 2,875,913	R$ 2,329,057
Cost of services	(1,215,603)	(1,109,813)	(859,552)
Gross profit	2,088,726	1,766,100	1,469,505
Selling, general and administrative expenses	(1,069,321)	(1,014,684)	(798,153)
Other income (expenses), net	(7,292)	15,645	(7,252)
Operating income	1,012,113	767,061	664,100
Finance income	111,283	110,642	102,042
Finance expenses	(458,742)	(457,616)	(349,893)
Net finance result	(347,459)	(346,974)	(247,851)
Share of income of associate	11,737	9,495	12,184
Income before income taxes	676,391	429,582	428,433
Income taxes expenses	(27,471)	(24,166)	(35,677)
Net income	648,920	405,416	392,756
Other comprehensive income
Total comprehensive income	648,920	405,416	392,756
Income attributable to:
Equity holders of the parent	631,510	386,324	373,569
Non-controlling interests	17,410	19,092	19,187
Total comprehensive income	R$ 648,920	R$ 405,416	R$ 392,756
Basic earnings per common share	R$ 7.01	R$ 4.30	R$ 4.14
Diluted earnings per common share	R$ 6.93	R$ 4.27	R$ 4.12